Subsequent Events (Details) - ILS (₪) ₪ / shares in Units, ₪ in Thousands	1 Months Ended
	Jan. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Option to purchase ordinary shares		514,205,799	514,205,799
Subsequent Events [Member]
Statement Line Items [Line Items]
Percentage of employed capacity	50.00%
Option to purchase ordinary shares	10,000,000
Description of options grant date	The fair value of these Options as of January 29, 2020 (the grant date) was NIS 361,609.
Percentage of ordinary shares	2.00%
Subsequent Events [Member] | Ordinary shares [Member]
Statement Line Items [Line Items]
Option to purchase ordinary shares	10,000,000
Exercise price	₪ 0.09
Subsequent Events [Member] | NIS [Member]
Statement Line Items [Line Items]
Amount of gross monthly fee	₪ 30
Monthly car expanses payments	₪ 3